CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY	12 Months Ended
Dec. 31, 2011
CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY
CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY

18.     CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY

On November 28, 2011, the Boards of Directors of the Company, the Mutual Holding Company and the Bank each unanimously adopted a Plan of Conversion or Reorganization of the Mutual Holding Company (the “Plan”) pursuant to which the Mutual Holding Company will undertake a “second-step” conversion and cease to exist.  The Bank will reorganize from a two-tier mutual holding company structure to a fully public stock holding company structure.  The Mutual Holding Company currently owns approximately 57.0% of the shares of common stock of the Company.

Pursuant to the Plan, (i) the Bank will become a wholly owned subsidiary of a to-be-formed stock corporation (“New Holding Company”), (ii) the shares of common stock of the Company held by persons other than the Mutual Holding Company (whose shares will be cancelled) will be converted into shares of common stock of the New Holding Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons (excluding shares purchased in the stock offering described below and cash received in lieu of fractional shares), and (iii) the New Holding Company will offer and sell shares of common stock representing the ownership interest of the Mutual Holding Company in a subscription offering.  The Plan is subject to regulatory approval as well as the approval of the Mutual Holding Company’s corporators, Georgetown Savings Bank’s depositors and the Company’s stockholders (including the approval of a majority of the Company’s outstanding shares of common stock held by persons other than the Mutual Holding Company).  The costs of the reorganization and stock offering will be deferred and deducted from the proceeds of the stock offering.  In the event the reorganization and stock offering are not completed, any deferred costs will be charged to operations.  Through December 31, 2011, the Company had incurred $30,000 of costs related to the reorganization and stock offering.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the New Holding Company will substantially restrict retained earnings by establishing a liquidation account.  The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion.  The Bank will establish a parallel liquidation account to support the New Holding Company’s liquidation account in the event the New Holding Company does not have sufficient assets to fund its obligations under its liquidation account.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.  In the event of a complete liquidation of the Bank or the New Holding Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held.  The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.